Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)		Dec. 31, 2016 CNY (¥)		Dec. 31, 2015 CNY (¥) [1]
OPERATING ACTIVITIES
Net income	$ 69,427	¥ 451,716		¥ 167,638	[1]	¥ 215,481
Adjustments to reconcile net income to net cash generated from operating activities:
Depreciation	2,167	14,099		13,492	[1]	18,383
Amortization of intangible assets	5,099	33,177		20,232	[1]	11,571
Allowance for doubtful receivables	1,741	11,328		2,381	[1]	7,597
Compensation expenses associated with stock options				4,937	[1]	17,653
Loss (gain) on disposal of property, plant and equipment	(16)	(104)		115	[1]	(126)
Investment income	(27,337)	(177,862)		(80,599)	[1]	(31,092)
Gain on disposal of subsidiaries	(309)	(2,009)		(3,082)	[1]
Share of income of affiliates	(16,744)	(108,944)		(48,293)	[1]	(26,924)
Deferred taxes	1,462	9,512		(14,736)	[1]	(1,067)
Changes in operating assets and liabilities:
Accounts receivable	(21,627)	(140,712)		(271,275)	[1]	(61,356)
Insurance premium receivables	(707)	(4,603)		1,339	[1]	(1,054)
Other receivables	(31,840)	(207,162)		(6,395)	[1]	7,222
Amounts due from related parties	(1,339)	(8,714)		3,727	[1]	(8,088)
Other current assets	(916)	(5,962)		(15,074)	[1]	(4,920)
Accounts payable	21,445	139,528		127,015	[1]	33,026
Insurance premium payables	1,101	7,165		304	[1]	2,244
Other payables and accrued expenses	3,520	22,901		142,720	[1]	71,506
Accrued payroll	6,374	41,472		11,446	[1]	9,143
Income taxes payable	10,717	69,729		29,530	[1]	6,433
Dividend received	1,537	10,000			[1]
Other tax liabilities	(374)	(2,428)		2,424	[1]	15,672
Net cash generated from operating activities	23,381	152,127		87,846		281,304
Cash flows used in investing activities:
Purchase of short term investments	(1,699,188)	(11,055,424)		(9,515,500)	[1]	(2,308,956)
Proceeds from disposal of short term investments	1,772,368	11,531,556		8,825,355	[1]	994,839
Purchase of property, plant and equipment	(3,212)	(20,899)		(11,885)	[1]	(6,663)
Purchase of intangible asset				(60,000)	[1]
Proceeds from disposal of property and equipment	24	156		48	[1]	539
Disposal of subsidiaries, net of cash disposed of RMB4,544 ,RMB1,336 and RMB94,677 (US$14,552) in 2015, 2016 and 2017, respectively	(3,160)	(20,564)		29,376	[1]	15,476
Decrease (increase) in other receivables	(76,849)	(500,000)			[1]	16,120
Additions in investments in non-current assets					[1]	(13,980)
Decrease in amounts due from related parties	6,371	41,452			[1]	181,181
Net cash used in investing activities	(3,646)	(23,723)		(732,606)	[1]	(1,121,444)
Cash flows from financing activities:
Acquisition of additional interests in subsidiaries				(213,534)	[1]	(153,500)
Capital injection by noncontrolling interests					[1]	17,000
Payment for deferred consideration of acquisition of a subsidiary				(4,185)	[1]
Repayment of advances from a disposed subsidiary	(15,899)	(103,446)			[1]
Proceeds of employee subscriptions	3,410	22,187			[1]
Proceeds of issuance of ordinary shares upon private placement	30,907	201,087			[1]
Dividends paid	(21,090)	(137,216)			[1]
Dividend distributed to noncontrolling interests					[1]	(2,450)
Proceeds on exercise of stock options	9,982	64,946		1,144	[1]	1,518
Repurchase of ordinary shares					[1]	(6,276)
Net cash (used in) generated from financing activities	7,310	47,558		(216,575)	[1]	(143,708)
Net (decrease) increase in cash and cash equivalents, and restricted cash	27,045	175,962		(861,335)	[1]	(983,848)
Cash and, cash equivalents and restricted cash at beginning of year	42,110	273,979	[1]	1,132,851	[1]	2,110,546
Effect of exchange rate changes on cash and cash equivalents	(1,677)	(10,908)		2,463	[1]	6,153
Cash and, cash equivalents and restricted cash at end of year	67,478	439,033		273,979	[1]	1,132,851
Total cash and, cash equivalents and restricted cash at end of year	42,110	273,979	[1]	1,132,851	[1]	2,110,546
Supplemental disclosure of cash flow information:
Interest paid					[1]
Income taxes paid	15,855	103,155		4,133	[1]	4,383
Non-cash investing activities
Acquisition of additional interest in subsidiaries				19,551	[1]	34,310
Disposal of a subsidiary	7,160	46,582			[1]
Other receivable and other non-current asset related to disposal of entities	$ 6,479	¥ 64,152			[1]

[1]	In November 2016, the FASB issued ASU No. 2016-18 ("ASU 2016-18"), Statement of Cash Flows (Topic 230) - Restricted Cash. This ASU requires amounts generally described as restricted cash and restricted cash equivalents to be included with cash and cash equivalents when reconciling beginning-of-period and end of- period total amounts shown on the statement of cash flows. The provisions of ASU 2016-18 are effective for reporting periods beginning after December 15, 2017 and are to be applied retrospectively; early adoption is permitted. In connection with the adoption of this update, the Group have reclassified RMB10,107 and RMB16,152 of restricted cash from investing activities to the cash and, cash equivalents, and restricted cash balance in the years ended December 31, 2015 and 2016, respectively, to be consistent with the 2017 presentation.